Net Debt - Summary of Maturity Profile of Financial Liabilities Based on the Contractual Amounts (Detail) - USD ($) $ in Millions	Jun. 30, 2019	Jun. 30, 2018
Disclosure of financial liabilities [line items]
Bank loans, debentures and other loans, contractual amount	$ 22,869	$ 25,498
Expected future interest payments, contractual amount	8,399	9,361
Derivatives related to debentures, contractual amount	2,086	2,504
Other derivatives, contractual amount	65	18
Obligations under finance leases, contractual amount	1,028	1,165
Trade and other payables, contractual amount	6,560	5,791
Total, contractual amount	41,007	44,337
Bank loans, debentures and other loans, carrying amount	24,113	26,003
Derivatives related to debentures, carrying amount	958	1,213
Other derivatives, carrying amount	65	18
Obligations under finance leases, carrying amount	715	802
Trade and other payables, carrying amount	6,560	5,791
Total financial liabilities	32,411	33,827
Due not later than one year [member]
Disclosure of financial liabilities [line items]
Bank loans, debentures and other loans, contractual amount	1,587	2,647
Expected future interest payments, contractual amount	864	682
Derivatives related to debentures, contractual amount	200	302
Other derivatives, contractual amount	64	17
Obligations under finance leases, contractual amount	110	127
Trade and other payables, contractual amount	6,555	5,788
Total, contractual amount	9,380	9,563
Later than one year and not later than two years [member]
Disclosure of financial liabilities [line items]
Bank loans, debentures and other loans, contractual amount	4,107	1,545
Expected future interest payments, contractual amount	775	957
Derivatives related to debentures, contractual amount	226	188
Other derivatives, contractual amount	1	1
Obligations under finance leases, contractual amount	110	113
Trade and other payables, contractual amount	5	3
Total, contractual amount	5,224	2,807
Later than two years and not later than five years [member]
Disclosure of financial liabilities [line items]
Bank loans, debentures and other loans, contractual amount	5,513	8,019
Expected future interest payments, contractual amount	1,864	2,203
Derivatives related to debentures, contractual amount	558	823
Obligations under finance leases, contractual amount	307	335
Total, contractual amount	8,242	11,380
Due later than five years [member]
Disclosure of financial liabilities [line items]
Bank loans, debentures and other loans, contractual amount	11,662	13,287
Expected future interest payments, contractual amount	4,896	5,519
Derivatives related to debentures, contractual amount	1,102	1,191
Obligations under finance leases, contractual amount	501	590
Total, contractual amount	$ 18,161	$ 20,587